Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	HALLADOR ENERGY CO
Entity Central Index Key	0000788965
Amendment Flag	false